Capital Management - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Nov. 08, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023
Dividends [Abstract]
Amount of shares authorized to repurchase	$ 0.3	$ 99.8	$ 121.6	$ 149.1	$ 175.0	$ 175.0	$ 210.3	$ 250.0	$ 0.3	$ 11.1	$ 72.6	$ 72.6	$ 96.8	$ 121.6
Amount of shares repurchased	$ 200.0	$ 271.4	$ 78.4